Dividends (Details) $ / shares in Units, $ in Thousands									9 Months Ended	12 Months Ended
	Jan. 15, 2022 USD ($) $ / shares	Oct. 15, 2021 USD ($) $ / shares	Jul. 15, 2021 USD ($) $ / shares	Apr. 15, 2021 USD ($) $ / shares	Jan. 15, 2021 USD ($) $ / shares	Oct. 15, 2020 USD ($) $ / shares	Jul. 15, 2020 USD ($) $ / shares	Apr. 15, 2020 USD ($) $ / shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Sep. 30, 2020 shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares
Dividends [Abstract]
Number of shares issued (in shares) | shares									226,122,875	272,773,225	193,544,915	209,618,719	193,856,464	193,082,192	192,848,390	192,772,071
Dividend amount per share (in dollars per share) | (per share)	$ 0.058	$ 0.055	$ 0.056	$ 0.056	$ 0.055	$ 0.052	$ 0.051	$ 0.049	$ 0.07
Total dividend amount	$ 15,821	$ 12,424	$ 11,839	$ 10,792	$ 10,641	$ 10,133	$ 9,906	$ 9,512		$ 50,876	$ 40,192
Dividend reinvestment plan ("DRIP")	$ 1,572	$ 1,161	$ 1,623	$ 1,483	$ 1,407	$ 1,505	$ 1,302	$ 369		5,839	4,583
Dividends payable										$ 15,821	$ 10,641
Dividend reinvestment plan, percentage issuance discount (up to)										5.00%
Shares issued under DRIP (in shares) | shares										531,667	584,974
Shares issued under DRIP, equity impact										$ 5,674	$ 4,388